Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule of basic and diluted net income (loss) per common share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(7,995)	$(3,312)	$(18,219)	$(10,043)

Denominator:
Weighted-average shares of common stock outstanding	10,258,463	10,245,074	10,249,586	10,245,074

Net loss per common share - basic and diluted	$(0.78)	$(0.32)	$(1.78)	$(0.98)

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(13,889)	$(14,702)

Denominator:
Weighted-average shares of common stock outstanding	10,245,074	10,223,375

Net loss per common share - basic and diluted	$(1.36)	$(1.44)

Schedule of Estimated Useful Lives of the Assets
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as shown below:

Estimated Useful Life
(in years)
Laboratory machinery and equipment	5 - 10
Office and computer equipment	3 - 5
Furniture and fixtures	5
Leasehold improvements	Shorter of useful life or lease term

Ivanhoe Capital Acquisition Corp [Member]
Summary of effect of the financial statement adjustments related to the restatement
The following tables summarize the effect of the revision on each financial statement line item as of the date indicated:

As of January 11, 2021	8-K Originally Filed	Adjustment	As Restated
Total assets	$278,183,053	$—	$278,183,053
Total current liabilities	$861,057	$—	$861,057
Deferred underwriting commissions	9,660,000	—	9,660,000
Derivative warrant liabilities	—	22,148,000	22,148,000
Total liabilities	$10,521,057	$22,148,000	$32,669,057
Class A ordinary shares subject to possible redemption	262,661,990	13,338,010	276,000,000
Preference shares	—	—	—
Class A ordinary shares	133	(133)	—
Class B ordinary shares	690	—	690
Additional paid-in capital	5,040,999	(5,040,999)	—
Accumulated deficit	(41,816)	(30,444,878)	(30,486,694)
Total shareholders’ equity (deficit)	$5,000,006	$(35,486,010)	$(30,486,004)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$278,183,053	$—	$278,183,053

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$277,256,530	$—	$277,256,530
Total liabilities	$29,335,868	$—	$29,335,868
Class A ordinary shares subject to possible redemption	242,920,660	33,079,340	276,000,000
Preference shares	—	—	—
Class A ordinary shares	331	(331)	—
Class B ordinary shares	690	—	690
Additional paid-in capital	$3,503,723	(3,503,723)	—
Retained earnings (accumulated deficit)	$1,495,258	(29,575,286)	$(28,080,028)
Total shareholders’ equity (deficit)	$5,000,002	$(33,079,340)	$(28,079,338)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$277,256,530	$—	$277,256,530
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:

Supplemental Disclosure of Noncash Financing Activities:	As Reported	Adjustment	As Restated
Initial value of Class A ordinary shares subject to possible redemption	$240,513,990	$(240,513,990)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(8,038,720)	$8,038,720	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$277,467,799	$—	$277,467,799
Total liabilities	$39,992,526	$—	$39,992,526
Class A ordinary shares subject to possible redemption	232,475,270	43,524,730	276,000,000
Preference shares	—	—	—
Class A ordinary shares	435	(435)	—
Class B ordinary shares	690	—	690
Additional paid-in capital	$13,949,009	(13,949,009)	—
Accumulated deficit	$(8,950,131)	(29,575,286)	$(38,525,417)
Total shareholders’ equity (deficit)	$5,000,003	$(43,524,730)	$(38,524,727)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$277,467,799	$—	$277,467,799
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:

Supplemental Disclosure of Noncash Financing Activities:	As Reported	Adjustment	As Restated
Initial value of Class A ordinary shares subject to possible redemption	$240,513,990	$(240,513,990)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(8,038,720)	$8,038,720	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the Affected Quarterly Periods:

	Earnings Per Share for Class A ordinary shares
	As Reported	Adjustment	As Restated
For the three months ended March 31, 2021
Net income	$1,528,079	$—	$1,528,079
Weighted average shares outstanding	27,600,000	(3,066,667)	24,533,333
Basic and diluted earnings per ordinary share	$—	$0.05	$0.05
For three months ended June 30, 2021
Net loss	$(10,445,389)	$—	$(10,445,389)
Weighted average shares outstanding	27,600,000	—	27,600,000
Basic and diluted earnings per ordinary share	$—	$(0.30)	$(0.30)
For the six months ended June 30, 2021
Net loss	$(8,917,310)	$—	$(8,917,310)
Weighted average shares outstanding	27,600,000	(1,524,862)	26,075,138
Basic and diluted earnings per ordinary share	$—	$(0.27)	$(0.27)

	Earnings Per Share for Class B ordinary shares
	As Reported	Adjustment	As Restated
For the three months ended March 31, 2021
Net income	$1,528,079	$—	$1,528,079
Weighted average shares outstanding	6,800,000	—	6,800,000
Basic and diluted earnings per ordinary share	$0.22	$(0.17)	$0.05
For three months ended June 30, 2021
Net loss	$(10,445,389)	$—	$(10,445,389)
Weighted average shares outstanding	6,900,000	—	6,900,000
Basic and diluted earnings per ordinary share	$(1.51)	$1.21	$(0.30)
For the six months ended June 30, 2021
Net loss	$(8,917,310)	$—	$(8,917,310)
Weighted average shares outstanding	6,850,276	—	6,850,276
Basic and diluted earnings per ordinary share	$(1.31)	$1.04	$(0.27)

Schedule of basic and diluted net income (loss) per common share

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021		For the Period From July 8, 2020 (Inception) Through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$2,699,294	$674,824	$(4,405,422)	$(1,137,770)	$—	$(20,233)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	27,600,000	6,900,000	26,589,011	6,867,033	—	6,000,000

Basic and diluted net income (loss) per ordinary share	$0.10	$0.10	$(0.17)	$(0.17)	$—	$(0.00)